Statement of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Statement of Cash Flows
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	$ (766,422)	$ (253,138)
Amortization	2,572
Depreciation	4,776
Depletion	17,786	35,528
Amortization of discounts on convertible debt charged to interest expense	12,749
Offering Costs		98,357
Stock Based Compensation	398,726
Change in fair value of derivative liabilities	119,679
Increase (Decrease) in Receivables	7,177	14,315
Increase (Decrease) in Inventories	10,199
Increase (Decrease) in Accrued Liabilities	4,415	25,226
Increase (Decrease) in Accounts Payable and Accrued Liabilities	83,977	9,166
IncreaseDecreaseInRoyaltiesPayable	(340)	(8,872)
Increase Decrease In Customer Deposits	54,765
Increase Decrease In Due To Related Parties	(31,292)	67,000
IncreaseDecreaseInOtherOperatingAssets	372	(1,500)
Net Cash Provided by (Used in) Operating Activities	(80,861)	(13,918)
Payments to Acquire Property, Plant, and Equipment	(2,000)	6,801
Payments to Acquire Intangible Assets	(85,300)
Net Cash Provided by (Used in) Investing Activities	(87,300)	6,801
Cash received in acquisition of Goldfield International, Inc.	127,056
Proceeds from Issuance of Common Stock	54,000
Proceeds from Issuance of Convertible Debt	165,000
Advances from unrelated third parties	1,064
Payment of accrued distribution due former shareholder	(60,000)
Net Cash Provided by (Used in) Financing Activities	287,120
ForeignCurrencyTransactionGainLossRealized	(193)	(548)
Cash and Cash Equivalents, Period Increase (Decrease)	118,766	(7,665)
Cash and Cash Equivalents, at Carrying Value	9,330	42,890
Cash and Cash Equivalents, at Carrying Value	$ 128,096	$ 35,225